Convertible Notes Payable (Details) - USD ($)	Apr. 30, 2015	Jan. 31, 2015
Short-term Debt [Line Items]
Total notes payable	$ 1,800,000	$ 1,800,000
Less: Discount	(119,400)	(208,950)
Less: current portion of convertible notes payable	$ 1,680,600	$ 1,591,050
Long-term convertible notes payable
Dated - August 22, 2014 [Member]
Short-term Debt [Line Items]
Total notes payable	$ 1,800,000	$ 1,800,000